Provisions - Schedule (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 51.8
Additional provision in the period	2.4
Acquired through business combinations	3.0
Release of provision	(3.3)
Utilization of provision	(14.4)
Foreign exchange	0.8
Other provisions at end of period	40.3
Current	37.4	€ 45.7
Non-current	2.9	6.1
Provisions	40.3	€ 51.8
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	12.9
Additional provision in the period	1.0
Acquired through business combinations	0.0
Release of provision	(0.4)
Utilization of provision	(8.0)
Foreign exchange	0.0
Other provisions at end of period	5.5
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	6.6
Additional provision in the period	0.0
Acquired through business combinations	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	6.6
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	32.3
Additional provision in the period	1.4
Acquired through business combinations	3.0
Release of provision	(2.9)
Utilization of provision	(6.4)
Foreign exchange	0.8
Other provisions at end of period	€ 28.2